Taxation - Schedule of Loss Before Provision for Income Taxes (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss before income taxes	$ (4,584,731)	¥ (31,107,853)	¥ (12,580,389)	¥ (4,101,646)
PRC [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss before income taxes		(8,816,942)	(5,141,885)	(4,504,937)
United States [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss before income taxes		(3,576,307)	(7,438,517)	403,291
Hong Kong [Member]
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss before income taxes		(1,619)	13
CAYMAN ISLANDS
Schedule of Loss Before Provision for Income Taxes [Line Items]
Total loss before income taxes		¥ (18,712,985)